Schedule I, Condensed Financial Statements, of condensed cash flow statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed cash flow statements [Abstract]
Cash Flow from operating activities	$ 401,043	$ 385,623	$ 334,418
Cash Flow-investing activities [Abstract]
B. Net cash (used in)/provided by investing activities	(14,860)	71,368	(26,359)
Cash Flow-financing activities [Abstract]
Dividend paid to shareowner	(143,034)	(99,483)	(35,509)
C. Net cash provided by/(used in) financing activities	(405,231)	(416,327)	(226,103)
Net increase/(decrease) in cash and cash equivalents	(19,048)	40,664	81,956
Cash, cash equivalents and bank overdrafts at beginning of the year	669,387	594,811	514,712
Cash and cash equivalents at the end of the year	631,542	669,387	594,811
Parent Company [Member]
Condensed cash flow statements [Abstract]
Cash Flow from operating activities	(30,571)	34,937	5,911
Cash Flow-investing activities [Abstract]
Decrease (increase) in investment and advance to affiliates	66,069	151,033	97,341
Net decrease (increase) in other assets	0	0	0
B. Net cash (used in)/provided by investing activities	66,069	151,033	97,341
Cash Flow-financing activities [Abstract]
Net increase/(decrease) in borrowings and other liabilities	56,000	(64,754)	0
Dividend paid to shareowner	(133,289)	(94,845)	(26,585)
Capital increase and other	0	0	0
C. Net cash provided by/(used in) financing activities	(77,289)	(159,599)	(26,585)
Net increase/(decrease) in cash and cash equivalents	(41,791)	26,371	76,667
Cash, cash equivalents and bank overdrafts at beginning of the year	148,525	122,154	45,487
Cash and cash equivalents at the end of the year	$ 106,734	$ 148,525	$ 122,154